SHARE BASED PAYMENT LIABILITIES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Modification of share based payment	$ 42,948	$ 0
Modification of share based payment, net of tax	$ 36,476
Common stock threshold for grants under share-based compensation	5.50%
Bottom of range | Performance Shares Units PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Performance target, potential shares awarded as a percentage of shares granted	0.00%
Top of range | Performance Shares Units PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target, potential shares awarded as a percentage of shares granted	200.00%
Share based payments and other reserves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Modification of share based payment, net of tax	$ 7,228
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Modification of share based payment, net of tax	29,248
Modification of share based payment, tax	$ 9,906
LTIP | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common stock threshold for grants under share-based compensation	2.00%
LTIP | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common stock threshold for grants under share-based compensation	5.50%